Non-Controlling Interest - Schedule of non-controlling interest (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Non-Controlling Interest [Abstract]
Current assets	$ 1,000,000		$ 1,000,000
Current liabilities	71,739		71,739
Net assets	928,261		928,261
Net assets attributable to non-controlling interest	306,326		306,326		$ 0
Revenue			0
Expenses			71,739
Net loss			(71,739)
Net loss attributable to non-controlling interest	$ (23,674)	$ 0	$ (23,674)	$ 0